CONSOLIDATED STATEMENTS OF INCOME - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2024	Sep. 30, 2023
Interest and dividend income:
Loans, including fees		¥ 1,538,327	¥ 1,440,256
Investments:
Interest		174,608	74,857
Dividends		59,321	54,359
Trading account assets		412,287	336,858
Call loans and funds sold		13,341	17,084
Receivables under resale agreements and securities borrowing transactions		467,838	308,485
Deposits in other banks		503,210	484,683
Total interest and dividend income		3,168,932	2,716,582
Interest expense:
Deposits		1,154,538	1,029,823
Trading account liabilities		114,152	84,881
Call money and funds purchased		7,226	13,046
Payables under repurchase agreements and securities lending transactions		1,057,333	730,675
Other short-term borrowings		66,956	42,473
Long-term debt		178,302	179,703
Total interest expense		2,578,506	2,080,600
Net interest income		590,426	635,982
Provision (credit) for credit losses (Notes 3 and 5)		(1,505)	(2,484)
Net interest income after provision (credit) for credit losses		591,931	638,466
Noninterest income (Note 16):
Fee and commission income		572,869	523,998
Foreign exchange gains (losses)-net		(120,497)	22,548
Trading account gains (losses)-net		801,981	(257,638)
Investment gains (losses)-net:
Debt securities		12,139	4,403
Equity securities		(133,889)	490,375
Equity in earnings (losses) of equity method investees-net	[1]	9,086	46,741
Gains on disposal of premises and equipment		72,346	8,261
Other noninterest income	[2],[3]	123,285	152,903
Total noninterest income		1,337,318	991,591
Noninterest expenses:
Salaries and employee benefits		430,166	370,573
General and administrative expenses		400,866	346,743
Occupancy expenses		84,747	81,136
Fee and commission expenses		134,029	119,116
Provision (credit) for credit losses on off-balance-sheet instruments		(16,777)	7,398
Other noninterest expenses		119,599	114,269
Total noninterest expenses		1,152,631	1,039,235
Income before income tax expense		776,618	590,822
Income tax expense (Note 11)		228,475	178,289
Net income	[4]	548,143	412,532
Less: Net income (loss) attributable to noncontrolling interests		(15,033)	105,520
Net income attributable to MHFG shareholders		¥ 563,176	¥ 307,013
Earnings per common share (Note 10):
Basic net income per common share		¥ 222.07	¥ 121.06
Diluted net income per common share		222.03	121.04
Dividends per common share		¥ 65	¥ 50

[1]	These amounts are revenues from contracts that do not meet the scope of ASC 606.
[2]	Part of these amounts are considered to be revenues from contracts that are within the scope of ASC 606.
[3]	These amounts include the net unrealized gains resulting from changes in fair values of structured notes that contain embedded derivatives. See Note 17 “Fair value” for further details.
[4]	The amounts that have been reclassified out of Accumulated other comprehensive income (loss), net of tax into net income are presented in Note 8 “Accumulated other comprehensive income (loss), net of tax.”